Other Assets (Tables)	12 Months Ended
Feb. 01, 2014
Other Assets

	February 1, 2014	February 2, 2013
(in millions)
Deferred extended service plan costs	$61.9	$56.9
Goodwill	26.8	24.6
Other assets	25.3	18.4

Total other assets	$114.0	$99.9

Summary of Goodwill by Reporting Unit

The following table summarizes the Company’s goodwill by reporting unit:

	US	UK	Other	Total
(in millions)
Balance at January 28, 2012	$—	$—	$—	$—
Acquisition(1)	24.6	—	—	24.6

Balance at February 2, 2013	24.6	—	—	24.6
Acquisitions(1)	(1.4)	—	3.6	2.2

Balance at February 1, 2014	$23.2	$—	$3.6	$26.8

(1)	See Note 14 for additional discussion of the goodwill recorded by the Company during Fiscal 2014 and Fiscal 2013.